Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements

The following financial position and financial performance of the VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2024 and 2025 for the years ended December 31, 2023, 2024 and 2025 were included in the accompanying consolidated financial statements:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	66,162	205,219
Restricted cash	49	49
Accounts receivable	67,097	41,422
Prepaid expenses and other current assets	74,184	93,686
Total current assets	207,492	340,376
Property and equipment, net	18,930	15,335
Right-of-use assets	8,457	10,289
Other non-current assets	1,465	1,465
Total non-current assets	28,852	27,089
Total assets	236,344	367,465

Accrued expenses and other current liabilities	20,176	39,022
Deferred revenue and customer advances	40,198	165,798
Operating lease liabilities, current	4,758	3,759
Total current liabilities	65,132	208,579
Operating lease liabilities, non-current	3,171	6,319
Total non-current liabilities	3,171	6,319
Total liabilities	68,303	214,898

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	168,085	186,343	103,842
Net income	42,291	17,878	9,228

The following are cash flows of the VIEs and VIEs' subsidiaries for the years ended December 31, 2023, 2024 and 2025, excluding inter-company transactions:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	(45,201)	(13,779)	172,598
Net cash generated from (used in) investing activities	8,325	(9,007)	(5,758)
Net cash generated from financing activities	—	22,388	28,900

Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Summary of Contract and Refund Liabilities Arising from Contract with Customers

The following table provides information about the Group's contract and refund liabilities arising from contract with customers.

	As of December 31,
	2024	2025
	RMB	RMB
Deferred revenue and customer advances	40,397	165,939
Refund liabilities	211	10,886

Schedule of Disaggregated Revenue by Types	The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net service revenues
Teaching and learning SaaS offerings	149,119	174,746	75,153
Other educational products and services (1)	21,843	14,466	9,766
	170,962	189,212	84,919
Net product revenues
Teaching and learning SaaS offerings	—	—	21,105
	—	—	21,105
Total net revenues	170,962	189,212	106,024

(1)
Other educational products and services represent membership-based premium subscription services for educational content products with various learning resources.

Schedule of Net Revenues from Customers

The following customers accounted for 10% or more of net revenues for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Percentage of revenue contributed by Customer A	*%	*%	25%
Percentage of revenue contributed by Customer B	32%	17%	13%
Percentage of revenue contributed by Customer C	15%	16%	*%
Percentage of revenue contributed by Customer D	*%	14%	*%
Percentage of revenue contributed by Customer E	*%	11%	*%
Percentage of revenue contributed by Customer F	14%	*%	*%

* Revenue from such customers represented less than 10% of the Group's revenue during the respective years.

Summary of Accounts Receivable From Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group's accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Percentage of accounts receivable from Customer A	*%	43%
Percentage of accounts receivable from Customer G	*%	25%
Percentage of accounts receivable from Customer B	34%	*%
Percentage of accounts receivable from Customer C	16%	*%

* Accounts receivable from such customers represented less than 10% of the Group's accounts receivable at the end of respective years.